Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
28.	Related party transactions

The table below sets forth the related parties and their relationships with the Group as of December 31, 2018:

Name of related parties	Relationship with the Group

Chetuan E-Commerce Ltd. and its subsidiaries (“Chetuan”)	An investee of the Group
Shanghai Eclicks Network Co. Ltd. (“Eclicks”)	An investee of the Group
TTP CAR INC. and its subsidiaries (“TTP”)	An investee of the Group
Beijing Anxinbao Insurance Brokerage Co., Ltd. (“Anxinbao”)	An investee of the Group
Jingzhengu Holdings Ltd. and its subsidiaries (“Jingzhengu”)	An investee of the Group
Wuhan Kuanter Investment Co., Ltd (“Wuhan Kuantu”)	An investee of the Group
NIO.INC and its subsidiaries (“NIO”)	Affiliate
JD	Ordinary shareholder of the Group

As of December 31, 2016, Xinchuang was a related party as an investee of the Group. In January 2017, the Group acquired additional equity interests of Xinchuang to obtain control of it and
Xinchuang remained
a subsidiary of the Group as of December 31, 2017 and 2018.

The Group entered into the following transactions for the years ended December 31, 2016, 2017 and 2018 with related parties:

	2016	2017	2018
	RMB	RMB	RMB

Services provided to related parties:
Automobile transaction services provided to Chetuan	79,632	9,830	-
Advertising services provided to Xinchuang	79,922	-	-
Advertising services provided to TTP	32,059	15,260	-
Advertising services provided to NIO	-	27,360	30,629
Other transaction services provided to Anxinbao	-	14,183	6,000
Others	2,966	381	160

	194,579	67,014	36,789

Services and automobiles purchased from related parties:
Automobile transaction services purchased from Chetuan	86,632	-	-
Advertising services purchased from Xinchuang	16,024	-	-
Advertising services purchased from Eclicks	85,838	98,530	36,434
Marketing and promotion services purchased from JD	22,102	40,411	57,063
Used car valuation services purchased from Jingzhengu	3,366	14,400	20,656
Automobiles purchased from NIO	-	-	5,184
Others	16,597	31,155	17,708

	230,559	184,496	137,045

The Group had the following balances as of December 31, 2017 and 2018 with related parties:

	2017	2018
	RMB	RMB

Due from Chetuan	153,214	105,919
Due from Anxinbao	9,593	231
Due from Wuhan Kuantu	5,281	-
Due from NIO	8,816	21,109
Due from Jingzhengu	13,096	54,106
Others	15,031	130

	205,031	181,495

Due to Chetuan	-	57,469
Due to Eclicks	81,440	38,840
Due to Jingzhengu	3,170	2,182
Others	13,631	8,072

	98,241	106,563

Loans from JD:

	2017	2018
	RMB	RMB

Balance as of January 1	-	-
Loans received during year	2,036,020	-
Loans repayment made	(2,036,020)	-
Interest charged	22,244	-
Interest paid	(22,244)	-

Balance as of December 31	-	-

The transactions with other related parties and balance with other related parties are individually and aggregately insignificant.